April 16, 2026

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Trust’s Prospectus and Statement of Additional Information related to its series, Calamos Tax-Aware Collateral ETF dated April 13, 2026, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from the one contained in the Trust’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 10, 2026.

If you have any questions concerning this filing, please call me at 630-245-8394.

Sincerely,

/s/ J. Christopher Jackson

J. Christopher Jackson, Esq.

Assistant Secretary of the Trust

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq.
J. Christopher Jackson, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP
Lawrence Zmerega, Esq., Ropes & Gray LLP